Summary of Significant Accounting Policies - Schedule of Translation of Amount from Local Currency (Details)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Translation of Amount from Local Currency [Abstract]
Foreign currency exchange spot rate	1.5916	1.506
Foreign currency exchange average rate	1.5575	1.4865